Share-based compensation (Details) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected life range (years)			10 months 17 days
Stock appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per ordinary share	$ 148.37	$ 148.37
Risk-free interest rate	4.35%
Dividend yield	0.00%
Expected volatility range	61.00%
Stock appreciation rights | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected life range (years)		2 years 2 months 1 day
Stock appreciation rights | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected life range (years)		3 years 9 months
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate			0.89%	2.91%
Dividend yield			0.00%	0.00%
Expected volatility range			6.49%	54.67%
Employee Stock Option [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected life range (years)			4 years 3 months	5 years 3 months
Employee Stock Option [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected life range (years)			5 years 3 months	6 years 2 months 1 day